PROPERTY, PLANT AND EQUIPMENT - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 4,966,150	R$ 5,377,408
Additions	47,861	41,068
Write-offs	(101,757)	(33,671)
Impairment		(9,485)
Transfers	(90,731)	(138,973)
Transfer to asset held for sale	(879,059)
Write-off due to sale of subsidiary	(294,470)
Translation adjustment	(190,420)	(270,197)
Property, Plant And Equipment, Ending	3,457,574	4,966,150
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	8,632,946	8,232,087
Additions	612,896	711,125
Write-offs	(482,045)	(235,675)
Impairment		(9,485)
Transfers	(90,582)	499,999
Transfer to asset held for sale	(1,756,049)
Write-off due to sale of subsidiary	(756,039)
Translation adjustment	(445,297)	(565,105)
Property, Plant And Equipment, Ending	5,715,830	8,632,946
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	74,362	38,902
Additions	9,285	8
Write-offs	(5,629)	(6,559)
Impairment
Transfers	11	49,285
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment	(30,292)	(7,274)
Property, Plant And Equipment, Ending	R$ 47,737	R$ 74,362
Gross carrying amount [member] | Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	2 years	2 years
Gross carrying amount [member] | Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	5 years	5 years
Gross carrying amount [member] | Tooling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Property, Plant And Equipment, Beginning	R$ 204,177	R$ 191,840
Additions	72
Write-offs	(135)	(2,310)
Impairment
Transfers	6,700	14,976
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment	212	(329)
Property, Plant And Equipment, Ending	211,026	204,177
Gross carrying amount [member] | Tools and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	175,452	110,998
Additions	13,676	17,261
Write-offs	(16,033)	(8,177)
Impairment
Transfers	4,360	(43,369)
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment	4,275	98,739
Property, Plant And Equipment, Ending	R$ 181,730	R$ 175,452
Gross carrying amount [member] | Tools and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Gross carrying amount [member] | Tools and accessories [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	20 years	20 years
Gross carrying amount [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 307,448	R$ 303,452
Additions	984	181
Write-offs	(1,338)	(564)
Impairment
Transfers	25,016	13,147
Transfer to asset held for sale	(166)
Write-off due to sale of subsidiary
Translation adjustment	7,491	(8,768)
Property, Plant And Equipment, Ending	R$ 339,435	R$ 307,448
Gross carrying amount [member] | Facilities [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Gross carrying amount [member] | Facilities [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	60 years	60 years
Gross carrying amount [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 2,272,136	R$ 1,959,943
Additions	37,809	23,188
Write-offs	(75,340)	(63,473)
Impairment
Transfers	180,157	520,561
Transfer to asset held for sale	(25,065)
Write-off due to sale of subsidiary	(62,120)
Translation adjustment	(127,358)	(168,083)
Property, Plant And Equipment, Ending	R$ 2,200,219	R$ 2,272,136
Gross carrying amount [member] | Machinery and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Gross carrying amount [member] | Machinery and accessories [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	15 years	15 years
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,128,086	R$ 1,128,504
Additions	47,444	68,980
Write-offs	(93,243)	(54,148)
Impairment		(1,665)
Transfers	4,514	106,151
Transfer to asset held for sale	(696,954)
Write-off due to sale of subsidiary	(223,379)
Translation adjustment	(28,035)	(119,736)
Property, Plant And Equipment, Ending	R$ 138,433	R$ 1,128,086
Gross carrying amount [member] | Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	2 years	2 years
Gross carrying amount [member] | Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	20 years	20 years
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,916,939	R$ 1,982,245
Additions	15,966	7,174
Write-offs	(56,721)	(19,104)
Impairment
Transfers	(2,617)	120,512
Transfer to asset held for sale	(582,033)
Write-off due to sale of subsidiary	(28,653)
Translation adjustment	(132,441)	(173,888)
Property, Plant And Equipment, Ending	R$ 1,130,440	R$ 1,916,939
Gross carrying amount [member] | Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	14 years	14 years
Gross carrying amount [member] | Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	60 years	60 years
Gross carrying amount [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 674,062	R$ 660,126
Additions	57,609	71,960
Write-offs	(89,422)	(41,095)
Impairment		(7,629)
Transfers	672	53,632
Transfer to asset held for sale	(93,440)
Write-off due to sale of subsidiary	(359,311)
Translation adjustment	(31,344)	(62,932)
Property, Plant And Equipment, Ending	R$ 158,826	R$ 674,062
Gross carrying amount [member] | Furniture and fixtures [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	2 years	2 years
Gross carrying amount [member] | Furniture and fixtures [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	25 years	25 years
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 645,657	R$ 628,373
Additions	30,313
Write-offs	(631)
Impairment
Transfers		10,043
Transfer to asset held for sale	(267,425)
Write-off due to sale of subsidiary	(4,934)
Translation adjustment	(13,106)	7,241
Property, Plant And Equipment, Ending	389,874	645,657
Gross carrying amount [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	627,770	634,580
Additions	23,286	26,602
Write-offs	(108,116)	(34,279)
Impairment		(191)
Transfers	9,268	84,452
Transfer to asset held for sale	(52,223)
Write-off due to sale of subsidiary	(66,626)
Translation adjustment	(39,004)	(83,394)
Property, Plant And Equipment, Ending	R$ 394,355	R$ 627,770
Gross carrying amount [member] | IT equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	3 years	3 years
Gross carrying amount [member] | IT equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life range (in years)	15 years	15 years
Gross carrying amount [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 26,230	R$ 31,636
Additions
Write-offs	(12)	(4,227)
Impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment	(758)	(1,179)
Property, Plant And Equipment, Ending	25,460	26,230
Gross carrying amount [member] | Projects in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	580,627	561,488
Additions	376,452	495,771
Write-offs	(35,425)	(1,739)
Impairment
Transfers	(318,663)	(429,391)
Transfer to asset held for sale	(38,743)
Write-off due to sale of subsidiary	(11,016)
Translation adjustment	(54,937)	(45,502)
Property, Plant And Equipment, Ending	498,295	580,627
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(3,666,796)	(2,854,679)
Additions in depreciation	(565,035)	(670,057)
Write-offs	380,288	202,004
Impairment
Transfers	(149)	(638,972)
Transfer to asset held for sale	876,990
Write-off due to sale of subsidiary	461,569
Translation adjustment	254,877	294,908
Property, Plant And Equipment, Ending	(2,258,256)	(3,666,796)
Accumulated depreciation, amortisation and impairment [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(38,070)	(9,457)
Additions in depreciation	(5,812)	(6,057)
Write-offs	4,912	5,508
Impairment
Transfers		(40,920)
Write-off due to sale of subsidiary
Translation adjustment	16,107	12,856
Property, Plant And Equipment, Ending	(22,887)	(38,070)
Accumulated depreciation, amortisation and impairment [member] | Tooling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(179,485)	(174,164)
Additions in depreciation	(8,920)	(7,841)
Write-offs	135	2,310
Impairment
Transfers	(13)
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment	(117)	210
Property, Plant And Equipment, Ending	(188,400)	(179,485)
Accumulated depreciation, amortisation and impairment [member] | Tools and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(135,440)	(65,740)
Additions in depreciation	(17,766)	(16,385)
Write-offs	15,872	1,823
Impairment
Transfers	(1,260)	46,967
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment	76,188	(102,105)
Property, Plant And Equipment, Ending	(62,406)	(135,440)
Accumulated depreciation, amortisation and impairment [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(201,307)	(183,420)
Additions in depreciation	(14,395)	(17,051)
Write-offs	2,554	192
Impairment
Transfers	(390)	(8,804)
Transfer to asset held for sale	166
Write-off due to sale of subsidiary
Translation adjustment	6,033	7,776
Property, Plant And Equipment, Ending	(207,339)	(201,307)
Accumulated depreciation, amortisation and impairment [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(1,118,339)	(728,408)
Additions in depreciation	(203,294)	(172,480)
Write-offs	62,508	56,142
Impairment
Transfers	(126)	(397,740)
Transfer to asset held for sale	17,185
Write-off due to sale of subsidiary	37,722
Translation adjustment	15,722	124,147
Property, Plant And Equipment, Ending	(1,188,622)	(1,118,339)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(626,431)	(602,622)
Additions in depreciation	(65,843)	(133,533)
Write-offs	89,857	50,379
Impairment
Transfers		(12,257)
Transfer to asset held for sale	464,551
Write-off due to sale of subsidiary	120,073
Translation adjustment	23,647	71,602
Property, Plant And Equipment, Ending		(626,431)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(455,402)	(298,327)
Additions in depreciation	(105,083)	(103,822)
Write-offs	27,612	14,111
Impairment
Transfers	6	(136,601)
Transfer to asset held for sale	301,177
Write-off due to sale of subsidiary	10,480
Translation adjustment	60,398	69,237
Property, Plant And Equipment, Ending	(160,812)	(455,402)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(408,832)	(369,610)
Additions in depreciation	(79,210)	(90,731)
Write-offs	71,758	31,606
Impairment
Transfers	1,620	(18,576)
Transfer to asset held for sale	62,651
Write-off due to sale of subsidiary	248,773
Translation adjustment	22,245	38,479
Property, Plant And Equipment, Ending	(80,995)	(408,832)
Accumulated depreciation, amortisation and impairment [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(475,668)	(392,095)
Additions in depreciation	(64,163)	(119,870)
Write-offs	105,080	36,065
Impairment
Transfers	14	(71,041)
Transfer to asset held for sale	31,284
Write-off due to sale of subsidiary	44,521
Translation adjustment	(13,775)	71,273
Property, Plant And Equipment, Ending	(372,707)	(475,668)
Accumulated depreciation, amortisation and impairment [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(27,822)	(30,836)
Additions in depreciation	(549)	(2,287)
Write-offs		3,868
Impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment	48,429	1,433
Property, Plant And Equipment, Ending		R$ (27,822)
Capital Appreciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfer to asset held for sale	(24)
Capital Appreciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Ending	5,854
Capital Appreciation [Member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Ending	R$ 20,058